Joint Ventures and Associates	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Joint Ventures and Associates

9 joint ventures and associates

Shell share of comprehensive income of joint ventures and associates							$ million
	2018			2017			2016
	Joint ventures	Associates	Total	Joint ventures	Associates	Total	Joint ventures	Associates	Total
Income for the period	1,307	2,799	4,106	2,102	2,123	4,225	2,332	1,213	3,545
Other comprehensive income/(loss) for the period	172	11	183	164	6	170	78	(106)	(28)
Comprehensive income for the period	1,479	2,810	4,289	2,266	2,129	4,395	2,410	1,107	3,517

Carrying amount of interests in joint ventures and associates				$ million
	Dec 31, 2018			Dec 31, 2017
	Joint ventures	Associates	Total	Joint ventures	Associates	Total
Net assets	14,263	11,066	25,329	15,052	12,875	27,927

Transactions with joint ventures and associates	$ million
	2018	2017	2016
Sales and charges to joint ventures and associates	8,270	13,121	24,214
Purchases and charges from joint ventures and associates	11,212	10,680	13,859

These transactions principally comprise sales and purchases of goods and services in the ordinary course of business. Related balances outstanding at December 31, 2018, and 2017, are presented in Notes 11 and 15.

Other arrangements in respect of joint ventures and associates	$ million
	Dec 31, 2018	Dec 31, 2017
Commitments to make purchases from joint ventures and associates [A]	1,254	1,371
Commitments to provide debt or equity funding to joint ventures and associates	638	1,216

[A] Commitments to make purchases from joint ventures and associates mainly relate to contracts associated with raw materials and transportation capacity.